CONTENTS

Shareholder Letter .............................................        1

Performance Summary ............................................        4

Financial Highlights &
Statement of Investments .......................................        6

Financial Statements ...........................................       12

Notes to Financial Statements ..................................       15


                        [FUND CATEGORY PYRAMID GRAPHIC]


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Gold Fund seeks capital appreciation with current income, by investing primarily in securities of companies engaged in mining, processing or dealing in gold or other precious metals.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Franklin Gold Fund covers the six months ended January 31, 1999. Although this period was characterized by decreased sales of gold by central banks, reduced hedging activity by producers and strong demand from Europe and North America, continued weak demand from Asia and increased global production contributed to continued pressure on the price of gold bullion. As a result, it declined slightly from $286.45 per ounce on July 31, 1998, to $286.15 on January 31, 1999.(1) Within this environment, the fund's Class A shares posted a +3.45% cumulative total return for the reporting period, as discussed in the Performance Summary on page 4.

The fund's performance was due primarily to declines in the price of bullion and related prices of gold stocks. Maintaining our conservative investment strategy, we remained focused




1. Source: Bloomberg.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS 1/31/99

Canada ..........................................          28.7%
South Africa ....................................          24.2%
United States ...................................          21.7%
Australia .......................................           9.4%
Other ...........................................          11.6%
Cash & Short-Term Securities ....................           4.4%

INDUSTRY BREAKDOWN
BASED ON TOTAL NET ASSET 1/31/99

Long-Life Gold Mines .............................         47.4%
Platinum .........................................         16.2%
Mining Finance Companies .........................         15.2%
Medium-Life Gold Mines ...........................          9.8%
Gold & Diversified Resources .....................          7.0%
Cash & Short-Term Securities .....................          4.4%

on gold mining stocks as long-term growth vehicles and continued to invest in large-capitalization (large-cap), liquid companies with attractive reserve and production growth profiles. For example, Newmont Mining Corp. and Barrick Gold Corp. (the fund's top two holdings on January 31, 1999) are large-cap, low-cost producers with established production histories and solid management. Recognizing the importance of diversification across geographic regions and commodity groups, we added to our position in De Beers Consolidated Mines AG, ADR, a South African company that controls the marketing for most of the world's diamonds. We also increased the fund's exposure to Australian and platinum group producers by adding to our holdings of Normandy Mining Ltd., an Australian gold-mining company, and Impala Platinum Holdings Ltd., ADR, a South African company.

Looking forward, we remain optimistic about gold's future. Stable supply coupled with greater demand for gold, economic recovery in Asia, fear of inflation in developed countries, or a restriction by Switzerland on future gold sales might contribute to higher prices for gold bullion. But even if they don't, downward pressure on prices may force companies to look for profitability through downsizing, mergers, increased cost control, and reduced production. Therefore, the longer gold prices remain low, the healthier the industry may be in the long term.

In our opinion, the fund continues to have a useful place in a diversified investment portfolio as potential protection against economic uncertainty and inflation. As discussed in the prospectus, however, it is subject to special risks, including those related to fluctuations in the price of gold and other precious metals, and the currency fluctuation and political uncertainty associated with foreign investing and developing markets.

Please remember that this discussion reflects our views, opinions, and portfolio holdings as of January 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

We appreciate your participation in Franklin Gold Fund and welcome any comments or suggestions you may have.

Sincerely,


/s/ R. Martin Wiskemann

R. Martin Wiskemann




/s/ Suzanne Willoughby Killea

Suzanne Willoughby Killea, CFA
Portfolio Managers
Franklin Gold Fund


TOP 10 HOLDINGS
1/31/99

COMPANY,                                            % OF TOTAL
COUNTRY                                             NET ASSETS
--------------------------------------------------------------
Barrick Gold Corp.
Canada                                                 11.4%

Newmont Mining Corp.
United States                                           8.9%

Stillwater Mining Co.
United States                                           6.7%

Anglo American Platinum Corp.
South Africa                                            5.8%

AngloGold Ltd.
South Africa                                            5.0%

Placer Dome Inc.
Canada                                                  4.9%

De Beers Consolidated Mines AG, ADR
South Africa                                            4.9%

Euro-Nevada Mining Corp.
Canada                                                  4.8%

Homestake Mining Co.
United States                                           4.7%

Franco-Nevada Mining Corp. Ltd.
Canada                                                  4.6%
                                                                              3

--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. May 1, 1994, the fund implemented a Rule 12b-1plan, which affects subsequent performance. Past expense reductions by the fund's manager increased the fund's total returns.

CLASS B:

Not subject to initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees apply; available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 1/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (8/1/98 - 1/31/99)

CLASS A                                CHANGE           1/31/99    7/31/98
--------------------------------------------------------------------------------
Net Asset Value                        +$0.22            $7.70      $7.48

                                       DISTRIBUTIONS
                                       ----------------------------------------
Dividend Income                        $0.0405


CLASS B                                                 1/31/99
--------------------------------------------------------------------------------
Net Asset Value                                          $7.69


CLASS C                                CHANGE           1/31/99    7/31/98
--------------------------------------------------------------------------------
Net Asset Value                        +$0.23            $7.66      $7.43

                                       DISTRIBUTIONS
                                       ----------------------------------------
Dividend Income                        $0.0063


ADVISOR CLASS                          CHANGE           1/31/99    7/31/98
--------------------------------------------------------------------------------
Net Asset Value                        +$0.24            $7.85      $7.61

                                       DISTRIBUTIONS
                                       ----------------------------------------
Dividend Income                        $0.0547

             Past performance is not predictive of future results.

PERFORMANCE

                                                                               INCEPTION
CLASS A                              1-YEAR        5-YEAR         10-YEAR      (5/19/69)
------------------------------------------------------------------------------------------
Cumulative Total Return(1)           -12.66%        -42.66%         -9.35%      +130.94%
Average Annual Total Return(2)       -17.65%        -11.58%         -1.56%        +2.65%
Value of $10,000 Investment(3)     $   8,235      $   5,406      $   8,547     $  21,758

                        1/31/95       1/31/96       1/31/97       1/31/98         1/31/99
------------------------------------------------------------------------------------------
One-Year
Total Return(4)        -17.50%       +34.53%        -16.72%         -28.97%       -12.66%

                                   INCEPTION
CLASS B                            (1/1/99)
------------------------------------------------------------------------------------------
Cumulative Total Return(1)           -.39%
Aggregate Total Return(2)           -4.37%


                                                                    INCEPTION
CLASS C                                1-YEAR         3-YEAR        (5/1/95)
------------------------------------------------------------------------------------------
Cumulative Total Return(1)            -13.27%        -49.48%        -42.58%
Average Annual Total Return(2)        -14.99%        -20.62%        -13.97%
Value of $10,000 Investment(3)       $  8,501       $  5,003       $  5,685

                        1/31/97       1/31/98       1/31/99
------------------------------------------------------------------------------------------
One-Year
Total Return(4)         -17.29%       -29.58%       -13.27%

                                                                                 INCEPTION
ADVISOR CLASS(5)                      1-YEAR         5-YEAR         10-YEAR      (5/19/69)
------------------------------------------------------------------------------------------
Cumulative Total Return(1)             -10.74%        -41.18%         -7.01%      +136.89%
Average Annual Total Return(2)         -10.74%        -10.07%         -0.72%        +2.95%
Value of $10,000 Investment(3)       $   8,926      $   5,882      $   9,299     $  23,689


                        1/31/95       1/31/96       1/31/97       1/31/98         1/31/99
------------------------------------------------------------------------------------------
One-Year
Total Return(4)         -17.50%       +34.53%       -16.66%       -28.76%        -10.74%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was -38.45%.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the social, economic and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.

FRANKLIN GOLD FUND
Financial Highlights

                                                                                              CLASS A
                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                  JANUARY 31, 1999  ---------------------------------------------------------------
                                                     (UNAUDITED)        1998        1997         1996          1995        1994
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........       $    7.48      $   11.44    $   14.65    $    15.07    $   14.88    $   15.63
                                                     ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .......................             .03            .10          .07           .21          .18          .19
 Net realized and unrealized gains (losses)...             .23          (3.96)       (2.37)          .01          .27         (.75)
                                                     ------------------------------------------------------------------------------
Total from investment operations .............             .26          (3.86)       (2.30)          .22          .45         (.56)
                                                     ------------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................            (.03)          (.10)        (.09)         (.13)        (.20)        (.19)
 In excess of net investment income ..........            (.01)            --           --            --         (.06)          --
 Net realized gains ..........................              --             --         (.82)         (.51)          --           --
                                                     ------------------------------------------------------------------------------
Total distributions ..........................            (.04)          (.10)        (.91)         (.64)        (.26)        (.19)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ...............       $    7.70      $    7.48    $   11.44    $    14.65    $   15.07    $   14.88
                                                     ===============================================================================
Total return* ................................            3.45%        (33.83)%     (16.45)%        1.65%        3.14%       (3.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............       $ 188,206      $ 189,591    $ 291,544    $  364,032    $ 391,966    $ 418,698
Ratios to average net assets:
 Expenses ....................................            1.27%**        1.19%        1.05%          .95%         .95%         .81%
 Net investment income .......................             .71%**        1.05%         .55%          .99%        1.20%        1.30%
Portfolio turnover rate ......................            2.99%          6.09%       16.05%        28.74%        6.36%        1.46%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

**    Annualized

FRANKLIN GOLD FUND
Financial Highlights (continued)

                                                                                 CLASS B
                                                                           --------------------
                                                                           JANUARY 31, 1999***
                                                                                (UNAUDITED)
                                                                           --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................................            $7.72
                                                                                  -----
Income from investment operations - net realized and unrealized losses             (.03)
                                                                                  -----
Net asset value, end of period .......................................            $7.69
                                                                                  =====

Total return* ........................................................             (.39)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....................................             $136
Ratios to average net assets:
 Expenses ............................................................             1.98%**
 Net investment income ...............................................              .01%**
Portfolio turnover rate ..............................................             2.99%


*     Total return is not annualized.

**    Annualized

***   For the period January 1, 1999 (effective date) to January 31, 1999.

FRANKLIN GOLD FUND
Financial Highlights (continued)

                                                                                          CLASS C
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                                    JANUARY 31, 1999     -------------------------------------------------------
                                                      (UNAUDITED)           1998          1997           1996          1995+***
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $   7.43         $  11.37       $  14.61       $   15.05       $  15.02
                                                   -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .................               --              .03           (.02)            .12            .12
 Net realized and unrealized gains (losses) ...              .24            (3.93)         (2.38)           (.02)           .09
                                                   -----------------------------------------------------------------------------
Total from investment operations ..............              .24            (3.90)         (2.40)            .10            .21
                                                   -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................             (.01)++          (.04)          (.02)           (.03)          (.12)
 In excess of net investment income ...........               --               --             --              --           (.06)
 Net realized gains ...........................               --               --           (.82)           (.51)            --
                                                   -----------------------------------------------------------------------------
Total distributions ...........................             (.01)            (.04)          (.84)           (.54)          (.18)
                                                   -----------------------------------------------------------------------------
Net asset value, end of period ................         $   7.66         $   7.43       $  11.37       $   14.61       $  15.05
                                                   =============================================================================
Total return* .................................             3.18%          (34.35)%       (17.18)%           .81%          1.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............         $ 23,966         $ 20,353       $ 20,783       $  12,977       $  3,104
Ratios to average net assets:
 Expenses .....................................             2.03%**          1.96%          1.83%           1.74%          1.73%**
 Net investment income (loss) .................             (.05)%**          .25%          (.16)%           .16%           .33%**
Portfolio turnover rate .......................             2.99%            6.09%         16.05%          28.74%          6.36%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

**    Annualized

***   For the period May 1, 1995 (effective date) to July 31, 1995.

+ Per share amounts have been calculated using the daily average shares outstanding during the period.

++ Includes distributions in excess of net investment income in the amount of $.002.

FRANKLIN GOLD FUND
Financial Highlights (continued)

                                                                    ADVISOR CLASS
                                                     ----------------------------------------------------
                                                      SIX MONTHS ENDED            YEAR ENDED JULY 31,
                                                     JANUARY 31, 1999        ----------------------------
                                                        (UNAUDITED)             1998              1997***
                                                     ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......             $    7.61            $   11.43          $   13.12
                                                        -------------------------------------------------
Income from investment operations:
 Net investment income ....................                   .05                  .14                .07
 Net realized and unrealized gains (losses)                   .24                (3.84)             (1.67)
                                                        --------------------------------------------------
Total from investment operations ..........                   .29                (3.70)             (1.60)
                                                        --------------------------------------------------
Less distributions from:
 Net investment income ....................                  (.04)                (.12)              (.09)
 In excess of net investment income .......                  (.01)                  --                 --
                                                        --------------------------------------------------
Total distributions .......................                  (.05)                (.12)              (.09)
                                                        --------------------------------------------------
Net asset value, end of period ............             $    7.85            $    7.61          $   11.43
                                                        ==================================================
Total return* .............................                  3.83%              (32.46)%           (12.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........             $   2,707            $   2,207          $   3,211
Ratios to average net assets:
 Expenses .................................                  1.03%**               .96%               .83%**
 Net investment income ....................                   .96%**              1.30%               .80%**
Portfolio turnover rate ...................                  2.99%                6.09%             16.05%


*     Total return is not annualized.

**    Annualized

***   For the period January 2, 1997 (effective date) to July 31, 1997.

                       See notes to financial statements.

FRANKLIN GOLD FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED)


                                                                                               SHARES/
                                                                             COUNTRY           WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS & WARRANTS 95.6%
   GOLD & DIVERSIFIED RESOURCES 7.0%
   Freeport-McMoRan Copper & Gold Inc., A                                  United States        308,011     $  2,945,355
   Orogen Minerals Ltd.                                                      Australia           54,000          532,629
   Rio Tinto PLC                                                          United Kingdom        752,401        9,035,437
   Teck Corp., B                                                              Canada            382,100        2,529,291
                                                                                                            ------------
                                                                                                              15,042,712
                                                                                                            ------------
   LONG LIFE GOLD MINES 47.4%
   AngloGold Ltd.                                                          South Africa          91,265        3,686,622
   AngloGold Ltd., ADR                                                     South Africa         351,822        7,036,440
   Ashanti Goldfields Co. Ltd., GDR                                            Ghana          1,133,050        9,772,556
   Barrick Gold Corp.                                                         Canada          1,282,249       24,442,872
   Compania de Minas Buenaventura SA, ADR                                      Peru             426,993        5,444,161
   Compania de Minas Buenaventura SA, B                                        Peru             100,593          613,646
   Driefontein Consolidated Ltd., ADR                                      South Africa         534,700        2,506,406
(a)Gold Fields Ltd.                                                        South Africa         500,000        3,079,972
(a)Gold Fields Ltd., ADR                                                   South Africa          67,631          410,858
(a)Harmony Gold Mining Co. Ltd.                                            South Africa         273,000        1,221,799
   Homestake Mining Co.                                                    United States      1,074,194       10,137,706
(a)Lihir Gold Ltd.                                                           Australia        1,049,600        1,068,248
   Newmont Mining Corp.                                                    United States      1,087,745       19,239,490
   Placer Dome Inc.                                                           Canada            938,820       10,503,049
(a)Randfontein Estates Ltd., wts.                                          South Africa          46,537           28,436
(a)TVX Gold Inc.                                                              Canada            997,000        1,458,509
(a)Western Areas Ltd.                                                      South Africa         357,979        1,158,728
   Western Areas Ltd., ADR                                                 South Africa          23,523           76,142
                                                                                                            ------------
                                                                                                             101,885,640
                                                                                                            ------------
   MEDIUM LIFE GOLD MINES 9.8%
   Acacia Resources Ltd.                                                     Australia        4,122,000        6,344,646
   Battle Mountain Canada Inc.                                                Canada            583,600        2,163,342
(a)Campbell Resources Inc., wts.                                              Canada            722,000            5,632
(a)Canyon Resources Corp., wts.                                            United States        339,000               --
   Great Central Mines Ltd.                                                  Australia          658,375          591,484
(a)Greenstone Resources Ltd.                                                  Canada            568,900          301,264
(a)Newcrest Mining Ltd.                                                      Australia          865,050        1,374,976
(a)Niugini Mining Ltd.                                                       Australia          133,750          170,578
(a)Niugini Mining Ltd., ADR                                                  Australia          610,000          777,933
   Normandy Mining Ltd.                                                      Australia        5,352,451        4,647,229
   Sons of Gwalia Ltd.                                                       Australia        1,575,500        4,593,707
                                                                                                            ------------
                                                                                                              20,970,791
                                                                                                            ------------
   MINING FINANCE COMPANIES 15.2%
   Anglo American Corp. of South Africa Ltd., ADR                          South Africa          65,000        1,901,250
   De Beers Consolidated Mines, AG, ADR                                    South Africa         736,000       10,488,000
   Euro-Nevada Mining Corp.                                                   Canada            658,200       10,413,040
   Franco-Nevada Mining Corp. Ltd.                                            Canada            526,800        9,920,871
                                                                                                            ------------
                                                                                                              32,723,161
                                                                                                            ------------

FRANKLIN GOLD FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED) (CONT.)

                                                                                                SHARES/
                                                                         COUNTRY               WARRANTS                VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS & WARRANTS (CONT.)
   PLATINUM 16.2%
   Anglo American Platinum Corp. Ltd., ADR ..........................   South Africa              840,138           $ 12,417,744
   Impala Platinum Holdings Ltd. ....................................   South Africa              240,000              3,765,328
   Impala Platinum Holdings Ltd., ADR ...............................   South Africa              267,800              4,201,487
(a)Stillwater Mining Co. ............................................   United States             150,000              3,937,499
(a)Stillwater Mining Co., 144A ......................................   United States             400,050             10,501,313
                                                                                                                    ------------
                                                                                                                    34,823,371
                                                                                                                    ------------
   TOTAL COMMON STOCKS & WARRANTS (COST $263,568,992) ................                                               205,445,675
                                                                                                                    ------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                                                                                ------

(b)REPURCHASE AGREEMENT 3.8%
   Joint Repurchase Agreement, 4.686%, 2/01/99 (Maturity
    Value $8,173,814)
   (COST $8,170,623) ................................................                          $8,170,623              8,170,623
     Barclays Capital Inc.
     Bear, Stearns & Co. Inc.
     Chase Securities Inc.
     CIBC Oppenheimer Corp.
     Deutsche Bank Securities Inc.
     Donaldson, Lufkin & Jenrette Securities Corp.
     Dresdner Kleinwort Benson, North America LLC
     Lehman Brothers Inc.
     NationsBanc Montgomery Securities LLC
     Paine Webber Inc.
     Paribas Corp.
     Warburg Dillon Read LLC
      Collateralized by U.S. Treasury Bills & Notes
                                                                                                                    ------------
   TOTAL INVESTMENTS (COST $271,739,615) 99.4% ......................                                                213,616,298

   OTHER ASSETS, LESS LIABILITIES .6% ...............................                                                  1,398,266
                                                                                                                    ------------
   NET ASSETS 100.0% ................................................                                               $215,014,564
                                                                                                                    ============


(a)Non-income producing

(b)Investment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 1999, all repurchase agreements had been entered into on January 29, 1999.

                       See notes to financial statements.

FRANKLIN GOLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ......................................................................................          $ 271,739,615
                                                                                                       =============
  Value .....................................................................................            213,616,298
 Cash .......................................................................................              1,272,574
 Receivables:
  Capital shares sold .......................................................................              1,169,129
                                                                                                       -------------
      Total assets ..........................................................................            216,058,001
                                                                                                       -------------
Liabilities:
 Payables:
  Capital shares redeemed ...................................................................                308,498
  Affiliates ................................................................................                387,521
  Shareholders ..............................................................................                299,621
 Other liabilities ..........................................................................                 47,797
                                                                                                       -------------
      Total liabilities .....................................................................              1,043,437
                                                                                                       -------------
       Net assets, at value                                                                            $ 215,014,564
                                                                                                       =============
Net assets consist of:
 Accumulated distributions in excess of net investment income ...............................          $    (272,697)
 Net unrealized depreciation ................................................................            (58,123,317)
 Accumulated net realized loss ..............................................................            (43,934,380)
 Capital shares .............................................................................            317,344,958
                                                                                                       -------------
       Net assets, at value .................................................................          $ 215,014,564
                                                                                                       =============
CLASS A:
 Net asset value per share ($188,206,100 / 24,456,030 shares outstanding)* ..................          $        7.70
                                                                                                       =============
 Maximum offering price per share ($7.70 / 94.25%) ..........................................          $        8.17
                                                                                                       =============
CLASS B:
 Net asset value and maximum offering price per share ($136,168 / 17,705 shares outstanding)*          $        7.69
                                                                                                       =============
CLASS C:
 Net asset value per share ($23,965,510 / 3,128,857 shares outstanding)* ....................          $        7.66
                                                                                                       =============
 Maximum offering price per share ($7.66 / 99.00%) ..........................................          $        7.74
                                                                                                       =============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($2,706,786 / 345,013
shares outstanding) .........................................................................          $        7.85
                                                                                                       =============

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN GOLD FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
Investment income:
 (net of foreign taxes and fees of $101,300)
  Dividends ...................................................          $  1,530,524
  Interest ....................................................               718,154
                                                                         ------------
      Total investment income .................................             2,248,678
                                                                         ------------
Expenses:
 Management fees (Note 3) .....................................               608,820
 Distribution fees (Note 3)
  Class A .....................................................               242,992
  Class B .....................................................                    70
  Class C .....................................................               119,655
 Transfer agent fees (Note 3) .................................               371,859
 Custodian fees ...............................................                31,023
 Reports to shareholders ......................................                82,235
 Registration and filing fees .................................                32,647
 Professional fees ............................................                19,999
 Directors' fees and expenses .................................                 7,805
 Other ........................................................                10,328
                                                                         ------------
      Total expenses ..........................................             1,527,433
                                                                         ------------
       Net investment income ..................................               721,245
                                                                         ------------
Realized and unrealized gains (losses):
  Net realized loss from:
  Investments .................................................           (10,914,387)
  Foreign currency transactions ...............................                (6,369)
                                                                         ------------
      Net realized loss .......................................           (10,920,756)
 Net unrealized appreciation on investments ...................            19,406,764
                                                                         ------------
Net realized and unrealized gain ..............................             8,486,008
                                                                         ------------
Net increase in net assets resulting from operations ..........          $  9,207,253
                                                                         ============

                       See notes to financial statements.

FRANKLIN GOLD FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 1998

                                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                                      JANUARY 31, 1999       JULY 31, 1998
                                                                                      ----------------       -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................        $     721,245         $   2,588,383
  Net realized loss from investments
  and foreign currency transactions ...........................................          (10,920,756)          (24,125,933)
  Net unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities denominated in foreign currencies .           19,406,764           (83,348,247)
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations .........            9,207,253          (104,885,797)
 Distributions to shareholders from:
  Net investment income:
   Class A ....................................................................             (731,635)           (2,450,206)
   Class C ....................................................................              (14,458)             (100,018)
   Advisor Class ..............................................................              (12,834)              (47,704)
  In excess of net investment income:
   Class A ....................................................................             (262,890)                   --
   Class C ....................................................................               (5,195)                   --
   Advisor Class ..............................................................               (4,612)                   --
                                                                                       ------------------------------------
  Total distributions to shareholders .........................................           (1,031,624)           (2,597,928)
  Capital share transactions: (Note 2)
   Class A ....................................................................           (8,756,296)           (5,299,204)
   Class B ....................................................................              141,688                    --
   Class C ....................................................................            3,077,078             8,809,758
   Advisor Class ..............................................................              224,976               585,881
                                                                                       ------------------------------------
  Total capital share transactions ............................................           (5,312,554)            4,096,435
      Net increase (decrease) in net assets ...................................            2,863,075          (103,387,290)
Net assets:
 Beginning of period ..........................................................          212,151,489           315,538,779
                                                                                       ------------------------------------
 End of period ................................................................        $ 215,014,564         $ 212,151,489
                                                                                       ====================================

Undistributed net investment income (accumulated distributions in excess of net investment income) included in net assets:
  End of period ...............................................................        $    (272,697)        $      37,682
                                                                                       ====================================

                       See notes to financial statements.

FRANKLIN GOLD FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks capital growth. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN GOLD FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Fund began offering a new class of shares, Class
B. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At January 31, 1999, there were 100 million shares authorized ($0.10 par value), of which 45 million shares were designated as Class A, 20 million as Class B, 25 million as Class C, and 10 million as Advisor Class. Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                             JANUARY 31, 1999                         JULY 31, 1998
                                                         SHARES             AMOUNT              SHARES              AMOUNT
                                                         ------             ------              ------              ------
CLASS A SHARES
Shares sold ..................................         35,671,476       $ 285,548,026          57,684,355       $ 528,508,829
Shares issued in reinvestment of distributions            103,633             845,641             249,615           2,059,834
Shares redeemed ..............................        (36,674,396)       (295,149,963)        (58,064,574)       (535,867,867)
                                                      ------------------------------------------------------------------------

Net decrease .................................         (899,287)        $  (8,756,296)         (130,604)        $  (5,299,204)
                                                      ========================================================================

CLASS B SHARES*
Shares sold ..................................             17,705       $     141,688
Shares issued in reinvestment of distributions                 --                  --
Shares redeemed ..............................                 --                  --
                                                      --------------------------------
Net increase .................................             17,705       $     141,688
                                                      ================================

CLASS C SHARES
Shares sold ..................................          1,089,825       $   8,522,519           1,899,675       $  17,713,130
Shares issued in reinvestment of distributions              2,093              17,019              10,632              88,159
Shares redeemed ..............................           (703,287)         (5,462,460)           (997,164)         (8,991,531)
                                                      ------------------------------------------------------------------------
Net increase                                              388,631       $   3,077,078             913,143       $   8,809,758
                                                      ========================================================================

ADVISOR CLASS
Shares sold                                             1,412,000       $  11,426,009           3,101,828       $  29,749,285
Shares issued in reinvestment of distributions              1,703              14,155               3,197              26,417
Shares redeemed                                        (1,358,798)        (11,215,188)         (3,095,800)        (29,189,821)
                                                      ------------------------------------------------------------------------
Net increase                                               54,905       $     224,976               9,225       $     585,881
                                                      ========================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

FRANKLIN GOLD FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE        MONTH-END NET ASSETS
-------------------------------------------------------------
          .625%         First $100 million
          .500%         Over $100 million, up to and including $250 million
          .450%         In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $50,701 and $12,606, respectively.

The Fund paid transfer agent fees of $371,859, of which $310,364 was paid to Investor Services.

4. INCOME TAXES

At July 31, 1998, the Fund had tax basis capital losses of $15,178,412, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2005 .................................. $ 6,513,315
         2006 ..................................   8,665,097
                                                 -----------
                                                 $15,178,412
                                                 ===========

At July 31, 1998, the Fund had deferred capital losses occurring subsequent to October 31, 1997 of $17,835,212. For tax purposes, such losses will be reflected in the period ending July 31, 1999.

At January 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $271,739,615 was as follows:

        Unrealized appreciation ...........  $ 30,710,306
        Unrealized depreciation ...........   (88,833,623)
                                             ------------
        Net unrealized depreciation .......  $(58,123,317)
                                             ============

Net investment income and net realized capital losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

FRANKLIN GOLD FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 1999 aggregated $18,910,021 and $5,846,150, respectively.

18

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